SEGMENT REPORTING - Geographical Information (Details) - CAD ($) $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	May 31, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Revenue	$ 627.8	$ 1,224.8	$ 4,196.2	$ 3,346.9
Non-current assets			14,701.8
Canada
Disclosure of geographical areas [line items]
Revenue	533.9	931.3	1,996.1	1,760.8
Non-current assets			4,917.2
USA
Disclosure of geographical areas [line items]
Revenue	$ 93.9	$ 293.5	2,200.1	$ 1,586.1
Non-current assets			$ 9,784.6